UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Priority Capital Advisors, LLC
Address:  117 South 14th Street
          Suite 205
          Richmond, VA  23219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John G. Davenport
Title:     President
Phone:     804-343-1161

Signature, Place, and Date of Signing:

     /s/  John G. Davenport     Richmond, VA     November 14, 2007

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $255,758 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

                                          TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING
ISSUER                                    CLASS    CUSIP        (X$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS   AUTHORITY

ABBOTT LABORATORIES                       COM      002824100       6,005   112,000  SH            SOLE        N/A         SOLE
ABX AIR INC                               COM      00080S101       1,982   280,000  SH            SOLE        N/A         SOLE
ADVANCED AUTO PARTS INC                   COM      00751Y106       3,524   105,000  SH            SOLE        N/A         SOLE
ALTRIA GROUP INC                          COM      02209S103       6,536    94,000  SH            SOLE        N/A         SOLE
AMDOCS LIMITED                            ADR      G02602103       5,579   150,000  SH            SOLE        N/A         SOLE
AMERICAN EXPRESS CO                       COM      025816109       6,531   110,000  SH            SOLE        N/A         SOLE
AMERICAN INTL GROUP INC                   COM      026874107       9,539   141,000  SH            SOLE        N/A         SOLE
ANNALY MORTGAGE MANAGEMENT INC            COM      035710409       2,230   140,000  SH            SOLE        N/A         SOLE
AUTOMATIC DATA PROCESSING INC             COM      053015103       5,512   120,000  SH            SOLE        N/A         SOLE
AUTOZONE INC                              COM      053332102       3,484    30,000  SH            SOLE        N/A         SOLE
BANK OF AMERICA CORPORATION               COM      060505104       5,982   119,000  SH            SOLE        N/A         SOLE
BAXTER INTERNATIONAL INC                  COM      071813109       3,377    60,000  SH            SOLE        N/A         SOLE
BERKSHIRE HATHAWAY INC                    CL B     084670207       5,533     1,400  SH            SOLE        N/A         SOLE
CAL-MAINE FOODS INC                       COM      128030202       2,524   100,000  SH            SOLE        N/A         SOLE
CARDINAL HEALTH INC                       COM      14149Y108       5,878    94,000  SH            SOLE        N/A         SOLE
CHEVRONTEXACO CORP                        COM      166764100       4,492    48,000  SH            SOLE        N/A         SOLE
CISCO SYSTEMS INC                         COM      17275R102       6,460   195,000  SH            SOLE        N/A         SOLE
COCA COLA CO                              COM      191216100       4,598    80,000  SH            SOLE        N/A         SOLE
CONOCOPHILLIPS                            COM      20825C104       4,476    51,000  SH            SOLE        N/A         SOLE
CVS CORP                                  COM      126650100       6,539   165,000  SH            SOLE        N/A         SOLE
DIAGEO PLC                                ADR      25243Q205       7,457    85,000  SH            SOLE        N/A         SOLE
FANNIE MAE                                COM      313586109       3,345    55,000  SH            SOLE        N/A         SOLE
FEDERAL HOME LOAN MORTGAGE CORP           COM      313400301       4,426    75,000  SH            SOLE        N/A         SOLE
FIDELITY NATIONAL INFORMATION SERVICES    COM      31620M106       3,993    90,000  SH            SOLE        N/A         SOLE
GENERAL DYNAMICS CORP                     COM      369550108       8,025    95,000  SH            SOLE        N/A         SOLE
GENERAL ELECTRIC CO                       COM      369604103       7,245   175,000  SH            SOLE        N/A         SOLE
HOSPIRA INC                               COM      441060100       4,560   110,000  SH            SOLE        N/A         SOLE
LKQ CORP                                  COM      501889208       2,089    60,000  SH            SOLE        N/A         SOLE
MCDONALDS CORP                            COM      580135101       4,358    80,000  SH            SOLE        N/A         SOLE
MEDCOHEALTH SOLUTIONS INC                 COM      58405U102       3,616    40,000  SH            SOLE        N/A         SOLE
MEDTRONIC INC                             COM      585055106       6,092   108,000  SH            SOLE        N/A         SOLE
MICROSOFT CORP                            COM      594918104       6,481   220,000  SH            SOLE        N/A         SOLE
MIDAS INC                                 COM      595626102       2,021   107,100  SH            SOLE        N/A         SOLE
NESTLE SA                                 ADR      641069406       7,611    68,000  SH            SOLE        N/A         SOLE
NEWS CORP                                 COM      65248E104       5,278   240,000  SH            SOLE        N/A         SOLE
OFFICE DEPOT INC                          COM      676220106       3,093   150,000  SH            SOLE        N/A         SOLE
OMNICOM GROUP INC                         COM      681919106       5,771   120,000  SH            SOLE        N/A         SOLE
PEPSICO INC                               COM      713448108       6,960    95,000  SH            SOLE        N/A         SOLE
PROCTER & GAMBLE CO                       COM      742718109       8,089   115,000  SH            SOLE        N/A         SOLE
RESPIRONICS INC                           COM      761230101       4,323    90,000  SH            SOLE        N/A         SOLE
SMITHFIELD FOODS INC                      COM      832248108       4,253   135,000  SH            SOLE        N/A         SOLE
TARGET CORP                               COM      87612E106       3,751    59,000  SH            SOLE        N/A         SOLE
THERMO ELECTRON CORP                      COM      883556102       4,906    85,000  SH            SOLE        N/A         SOLE
UNITED TECHNOLOGIES CORP                  COM      913017109       5,634    70,000  SH            SOLE        N/A         SOLE
UNITEDHEALTH GROUP                        COM      91324P102       5,327   110,000  SH            SOLE        N/A         SOLE
WACHOVIA CORP                             COM      929903102       6,269   125,000  SH            SOLE        N/A         SOLE
WAL MART STORES INC                       COM      931142103       6,198   142,000  SH            SOLE        N/A         SOLE
WELLS FARGO & CO                          COM      949746101       7,480   210,000  SH            SOLE        N/A         SOLE
WYETH COM                                 COM      983024100       6,326   142,000  SH            SOLE        N/A         SOLE

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